ORGANIZATION	12 Months Ended
Dec. 31, 2021
ORGANIZATION
ORGANIZATION

1.      ORGANIZATION

ChinaCache International Holdings Ltd. (the “Company”) was incorporated under the laws of the Cayman Islands on June 29, 2005 and its principal activity is investment holding. The founders of the Company are Mr. Wang Song and his spouse Kou Xiaohong (the “Founders”).

The Company through its subsidiaries and variable interest entities (collectively "the Group") noted below are principally engaged in the provision of content and application delivery total solutions in the People’s Republic of China (the “PRC”).

As of December 31, 2021, subsidiaries of the Company and variable interest entities (“VIEs”) where the Company is the primary beneficiary include the following:

	Date of	Place of	Percentage of
	incorporation	incorporation	ownership		Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%		Provision of technical consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%		Provision of content and application delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%		Investment holding

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%		Provision of content and application delivery services

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	99	%(ii)	Construction of cloud infrastructure

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%		Investment holding

Beijing Shou Ming Technology Co., Ltd. (“Beijing Shou Ming”)	August 15, 2014	The PRC	99	%(ii)	Computer hardware, technology development

Beijing Zhao Du Technology Co., Ltd. (“Beijing Zhao Du”) (iii)	August 15, 2014	The PRC	99	%(ii)	Mechanical equipment lease

ChinaCache Networks (UK) Limited (“ChinaCache UK”)	March 10, 2016	England and Wales	100%		Provision of content and application delivery services

Beijing Xiangqing Technology Co., Ltd ("Beijing Xiangqing") (iv)	April 28, 2019	The PRC	99	%(ii)	Mechanical equipment lease

Beijing Wangrun Technology Co., Ltd("Beijing Wangrun") (iv)	April 26, 2019	The PRC	99	%(ii)	Mechanical equipment lease

ShenRong Technology (Hongkong) Limited ("ShenRong HK") (iv)	December 16,2019	Hong Kong	100%		Mechanical equipment lease

Beijing Shuosen Technology Co., Ltd ("Beijing Shuosen") (iv)	April 28, 2019	The PRC	99	%(ii)	Mechanical equipment lease

RuiShen Technology (Beijing) Co., Ltd.("RuiShen BJ") (v)	January 16, 2020	The PRC	100%		Technology Development

ChinaCache (Hong Kong) Limited ("CCHK) (vii)	October 30, 2020	The PRC	100%		Technology Development

VIEs

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT”) (i)	June 7, 1998	The PRC	—		Provision of content and application delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”) (i)	September 1, 2005	The PRC	—		Provision of content and application delivery services

ChinaCache Shouming Technology (Beijing) Co., Ltd. ("ChinaCache Shouming") (i)	June 6, 2018	The PRC	—		Technology Development

ShenRong Technology (Beijing) Co., Limited(“ShenRong BJ") (i)	November 22, 2019	The PRC	—		Technology Development
(i)

The equity interest of Beijing Blue IT is held by the Founders, and Beijing Jingtian  is held by two individual shareholders. The equity interest of ChinaCache Shouming is held by Tianjin Ding Sheng Zhi Da Technologies Co., Ltd ("Ding Sheng Zhi Da") and another individual shareholder. The equity interest of Shenrong Bj is held by two individual shareholders. The Founders, Ding Sheng Zhi Da and the other individual shareholders mentiond above are collectively referred as the “Nominal Shareholders”.

(ii)

On November 16, 2015, Xin Run received a capital injection of RMB1,292,000 (US$202,000) from Tianjin Shuishan Technology Co., Ltd, a PRC Company wholly owned by the Founders. As a result, the percentage of the Company’s equity ownership in Xin Run and Xin Run’s wholly-owned subsidiaries, is 99% as of December 31, 2020 and 2021.

1.      ORGANIZATION (CONTINUED)

(iii)	In July 2017, Xin Run transferred all of its equity interests in Beijing Zhao Du to a buyer (Note 9). However, due to the disputes disclosed in Note 25, the transaction is not yet closed.

(iv)	In April and December 2019, the Group established certain subsidiaries, Beijing Wangrun, Beijing Xiangqing, Beijing Shuosen, and ShenRong HK, all of which have not started any operation.

(v)	In January 2020, the Group established a subsidiary, RuiShen BJ, a wholly-owned subsidiary of ShenRong HK, which has not started any operation.

(vi)	In January 2020, the Group obtained control over ShenRong BJ through contractual arrangement.

(vii)	In October 2020, the group incorporated ChinaCache (Hong Kong) Limited, or CCHK, a wholly-owned subsidiary of ChinaCache UK.

Through the Company's subsidiaries in the PRC, the Company signed a series of contracts with certain VIEs, specifically Beijing Blue IT in September 2005, Beijing Jingtian in July 2008, ChinaCache Shouming in September 2018, and ShenRong BJ in March 2020. The following is a summary of the various VIE agreements:

Exclusive option agreements

Pursuant to the exclusive option agreement amongst the Company and the Nominal Shareholders of Beijing Blue IT in September 2005, the Nominal Shareholders of Beijing Blue IT irrevocably granted the Company or its designated party, an exclusive option to purchase all or part of the equity interests held by the Nominal Shareholders in Beijing Blue IT, when and to the extent permitted under PRC law, at an amount equal to either a) the outstanding loan amount pursuant to the loan agreement owed by the Nominal Shareholders or b) the lowest permissible purchase price as set by PRC law. Such consideration, if in excess of the outstanding loan amount, when received by the Nominal Shareholders upon the exercise of the exclusive option is required to be remitted in full to the Company. Beijing Blue IT cannot declare any profit distributions or grant loans in any form without the prior written consent of the Company. The Nominal Shareholders of Beijing Blue IT must remit in full any funds received from Beijing Blue IT to the Company, in the event any distributions are made by the Beijing Blue IT pursuant to any written consents of the Company. Similar exclusive option agreements were signed by ChinaCache Beijing with Beijing Jingtian in July 2008, by Xin Run with ChinaCache Shouming in September 2018 , and by RuiShen BJ and ShenRong BJ in March 2020.

Other than the agreement amongst the RuiShen BJ and the Nominal Shareholders of ShenRong BJ, all the afore-mentioned exclusive option agreements were valid for ten years, and can be renewed for an additional ten years at the sole discretion of the Company/ ChinaCache Beijing /Xin Run, and the times of such renewals are unlimited. The agreement amongst the Company and the Nominal Shareholders of Beijing Blue IT has been renewed and will expire on January 20, 2026. The agreement amongst the ChinaCache and the Nominal Shareholders of Beijing Jingtian has been renewed and will expire on January 15, 2029. The agreement amongst the Xin Run and the Nominal Shareholders of ChinaCache Shouming will be expired on August 20, 2028. The exclusive option agreements amongst the RuiShen BJ and the Nominal Shareholders of ShenRong BJ will remain effective until all equity interests held by the shareholders of ShenRong BJ have been transferred or assigned to RuiShen BJ or its designated representative.

1.      ORGANIZATION (CONTINUED)

Exclusive business cooperation agreements

Pursuant to the exclusive business cooperation agreement between ChinaCache Beijing/Xin Run /RuiShen BJ and the VIEs, ChinaCache Beijing/Xin Run /RuiShen BJ is to provide exclusive business support, technical and consulting services including technical services, business consultations, access to intellectual property licenses, equipment or property leasing, marketing consultancy, system integration, product research and development and system maintenance in return for fees in an amount as determined and adjustable at the sole discretion of ChinaCache Beijing/Xin Run /RuiShen BJ. The service fees charged to Beijing Blue IT are based on methods set forth in the technical support and service agreement and technical consultation and training agreement, as further discussed below, see “Exclusive technical support and service agreement/Exclusive technical consultation and training agreement/Equipment leasing agreement”. The service fees charged to Beijing Jingtian/ ChinaCache Shouming /ShenRong BJ is based on 100% of their net income respectively.

All the Exclusive business cooperation agreements were valid for ten years, and ChinaCache Beijing/Xin Run/RuiShen BJ can at its sole discretion renew at a term of its choice through written confirmation. The agreement between ChinaCache Beijing and Beijing Blue IT has been renewed and will expire on September 23, 2025. The agreement amongst the ChinaCache and the Nominal Shareholders of Beijing Jingtian has been renewed and will expire on January 15, 2029. The agreement between Xin Run and ChinaCache Shouming was signed in September 2018, and will be expired on August 20, 2028. The agreement between RuiShen BJ and ShenRong BJ was signed in March, 2020, and will be expired on March, 2030.

Exclusive technical support and service agreement/Exclusive technical consultation and training agreement/Equipment leasing agreement

Pursuant to these agreements between ChinaCache Beijing and Beijing Blue IT, ChinaCache Beijing is to provide research and development, technical support, consulting, training and equipment leasing services in return for fees, which is adjustable at the sole discretion of ChinaCache Beijing. The fees charged to Blue IT include an annual fixed amount and a variable quarterly amount which is determined based on the following factors:

●	the number of ChinaCache Beijing’s employees who provided the services pursuant to the business cooperation agreement to Beijing Blue IT during the quarter (the “Quarterly Services”) and the qualifications of the employees;
●	the number of hours ChinaCache Beijing’s employees spent to provide the Quarterly Services;
●	operating expenses incurred by ChinaCache Beijing to provide the Quarterly Services;
●	nature and value of the Quarterly Services; and
●	Beijing Blue IT’s operating revenue for the quarter.

The original term of each of these three agreements was five years running from September 23, 2005, and each of the agreements was renewed three times for a fifteen-year term which expired on September 23, 2025. The term of the equipment leasing agreement can be extended solely by ChinaCache Beijing by written notice prior to the expiration of the term, and the extended term shall be determined by ChinaCache Beijing.

The exclusive business cooperation agreement, exclusive technical support and service agreement, exclusive technical consultation and training agreement, and equipment leasing agreement are collectively referred to as “Service Agreements”.

1.      ORGANIZATION (CONTINUED)

Loan agreements

The Company provided a loan facility of RMB10,000,000 to the Nominal Shareholders of Beijing Blue IT for the purpose of providing capital to Beijing Blue IT to develop its business. In addition, the Company also agreed to provide unlimited financial support to Beijing Blue IT for its operations and agree to forego the right to seek repayment in the event Beijing Blue IT is unable to repay such funding. The loan agreement between the Company and the Nominal Shareholders of Beijing Blue IT was valid for ten years and expired on September 23, 2015. Such agreement was renewed for an additional ten years to September 23, 2025. Such agreement can be extended for another ten years upon mutual written consent of the Company and the Nominal Shareholders of Beijing Blue IT. On January 20, 2016, the Nominal Shareholders of Beijing Blue IT entered into another loan agreement with the Company. Pursuant to this agreement, the Company provided an interest-free loan facility of RMB10,000,000  to the Nominal Shareholders of Beijing Blue IT for the purpose of subscribing for the capital increase of Beijing Blue IT. The term of the loan agreement is ten years and expires on January 20, 2026. The term of the loan agreement may be extended upon mutual written consent of the parties. On December 19, 2016, the Nominal Shareholders of Beijing Blue IT entered into another loan agreement with the Company. Pursuant to this agreement, the Company provided an interest-free loan facility of RMB20,000,000 to the Nominal Shareholders of Beijing Blue IT for the purpose of purchasing the increased capital of Beijing Blue IT. The term of the loan agreement is ten years and expires on December 19, 2026. The term of the loan agreement may be extended upon mutual written consent of the parties.

ChinaCache Beijing also provided a loan of RMB8,500,000 to the Nominal Shareholders of Beijing Jingtian for their investment in the registered share capital. In addition, the Company, through ChinaCache Beijing, agreed to provide unlimited financial support to Beijing Jingtian for their operations and agree to forego the right to seek repayment in the event this VIE are unable to repay such funding. The loan agreement between ChinaCache Beijing and the Nominal Shareholders of Beijing Jingtian is valid for ten years and expires on December 3, 2022. Such agreement can be extended upon mutual written consent of ChinaCache Beijing and the Nominal Shareholders of Beijing Jingtian.

Xin Run also provided a loan of RMB10,000,000 to the Nominal Shareholders of ChinaCache Shouming for their investment in the registered share capital. In addition, the Company, through Xin Run, agreed to provide unlimited financial support to ChinaCache Shouming for their operations and agree to forego the right to seek repayment in the event this VIE are unable to repay such funding. The loan agreement between Xin Run and the Nominal Shareholders of ChinaCache Shouming is valid for ten years and will expire on August 20, 2028. Such agreement can be extended upon mutual written consent of Xin Run and the Nominal Shareholders of ChinaCache Shouming.

RuiShen BJ also provided a loan of RMB10,000,000 to the Nominal Shareholders of ShenRong BJ for their investment in the registered share capital. In addition, the Company, through RuiShen BJ, agreed to provide unlimited financial support to ShenRong BJ for their operations and agree to forego the right to seek repayment in the event this VIE are unable to repay such funding. The loan agreement between RuiShen BJ and the Nominal Shareholders of ShenRong BJ is valid for thirty years and will expire on August 14, 2050. Such agreement can be extended upon mutual written consent of RuiShen BJ and the Nominal Shareholders of ShenRong BJ.

Power of attorney agreements

The Nominal Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIEs to ChinaCache Beijing/Xin Run/ RuiShen BJ, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominal Shareholders by the company law and the Company’s Article of Association. This agreement remains continuously valid, as long as the Nominal Shareholders continue to be the shareholders of the VIEs.

1.      ORGANIZATION (CONTINUED)

Power of attorney agreements (continued)

Subsequently, ChinaCache Beijing/Xin Run/RuiShen BJ assigned the power of attorney agreement to ChinaCache Beijing/Xin Run/RuiShen BJ’s shareholders or a party designated by ChinaCache Beijing, Xin Run and RuiShen BJ’s shareholders, to whom it granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIEs, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominal Shareholders by the company law and the Company’s Article of Association.

Share pledge agreements

Pursuant to the share pledge agreement between ChinaCache Beijing/Xin Run/RuiShen BJ, and the Nominal Shareholders of VIEs, the Nominal Shareholders have pledged all their equity interests in the VIEs to guarantee the performance of the VIEs’ obligations under the Service Agreements.

If the VIEs breach their respective contractual obligations under the business cooperation agreements, ChinaCache Beijing Xin Run/RuiShen BJ, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominal Shareholders of VIEs agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in the VIEs without the prior written consent of ChinaCache Beijing/Xin Run/RuiShen BJ. This agreement is continuously valid until all payments due under the above VIE agreements have been fulfilled by the VIEs.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIEs through the irrevocable power of attorney agreements, whereby the Nominal Shareholders effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Company. In addition, the Company, either directly or through ChinaCache Beijing/Xin Run/RuiShen BJ, obtained effective control over the VIEs through the ability to exercise all the rights of the VIEs’ shareholders pursuant to the share pledge agreements and the exclusive option agreements. The Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses directly through the loan agreements. In addition, the Company also demonstrates its ability to receive substantially all of the economic benefits of the VIEs through ChinaCache Beijing/Xin Run/RuiShen BJ using the Service Agreements. Thus, the Company is the primary beneficiary of the VIEs and consolidates the VIEs under by Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”) “Consolidation: Overall”.

Legal compliance

Assessing the legal validity and compliance of these above noted arrangements are a precursor to the Company’s ability to consolidate the results of operations and financial condition of its VIEs. In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the VIEs are in compliance with existing PRC laws and regulations; (ii) each of the currently effective documents under the contractual arrangements among the Company, the Group's PRC subsidiary, PRC consolidated variable interest entities and their shareholders governed by PRC law are valid, binding and enforceable, and will not result in any violation of PRC laws or regulations currently in effect; and  (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects.

1.      ORGANIZATION (CONTINUED)

Legal compliance (continued)

However, there is significant consolidation judgment due to the existence of substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with its VIEs is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC. To the extent that changes to and new PRC laws and regulations prohibit the Company’s VIE arrangements from also complying with the principles of consolidation, then the Company would no longer be able to consolidate and therefore would have to deconsolidate the financial position and results of operations of its VIEs. In the opinion of management, the likelihood of loss and deconsolidation in respect of the Company’s current ownership structure or the contractual arrangements with its VIEs is remote based on current facts and circumstances.

There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Company, who is the primary beneficiary of the VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Consolidated VIEs operate the data centers and own facilities including data center buildings, leasehold improvements, fiber optic cables, computers and network equipment, which are recognized in the Company’s consolidated financial statements. They also hold certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets were recorded on the Company’s consolidated balance sheets as such assets were all acquired or internally developed with insignificant cost and expensed as incurred. In addition, the Company also hires data center operation and marketing workforce for its daily operations and such costs are expensed when incurred. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIEs during the periods presented.

Unrecognized revenue-producing assets held by the VIEs mainly include licenses, such as the Internet Content Provision License, the Value-Added Telecommunication Services Operating License, the Online Culture Operating Permit, and trademarks, patents, copy rights and the domain names. However, none of such assets was recorded on the Company’s consolidated balance sheets as such assets were all acquired or internally developed with insignificant cost and expensed as incurred. Recognized revenue-producing assets held by the VIEs include core technology, trademarks and domain names. Unrecognized revenue-producing assets, including customer lists for provision of content and application delivery total solutions, as well as trademarks, are held by ChinaCache Beijing / Xin Run and/or RuiShen BJ.

1.      ORGANIZATION (CONTINUED)

Legal compliance (continued)

The following tables represent the financial information of the consolidated VIEs as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 before eliminating the intercompany balances and transactions between the VIEs and other entities within the Group:

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	2,407	12,775	2,005
Restricted cash	8,463	5,867	921
Accounts receivable (net of allowance for doubtful accounts of RMB75,225 and RMB80,556 (US$12,641) as of December 31, 2020 and 2021, respectively)	51,074	14,509	2,277
Prepaid expenses and other current assets, net	39,664	39,864	6,255
Amounts due from inter-companies (1)	270,245	248,628	39,015
Amounts due from related parties	—	—	—

Total current assets	371,853	321,643	50,473

Non-current assets:
Property and equipment, net	2	—	—
Intangible assets, net	—	—	—
Long term investments	10,103	10,103	1,585
Operating lease right-of-use asset	5,814	3,400	534
Long term deposits and other non-current assets	128	122	19

Total non-current assets	16,047	13,625	2,138

TOTAL ASSETS	387,900	335,268	52,611

1.      ORGANIZATION (CONTINUED)

Legal compliance (continued)

	As of December 31,
	2020	2021
	RMB	RMB	US$
LIABILITIES:
Current liabilities:
Accounts payable	257,499	232,662	36,510
Accrued employee benefits	22,367	20,355	3,194
Accrued expenses and other current liabilities	48,883	58,121	9,120
Other payables	—	—	—
Income tax payable	12,196	10,812	1,697
Amounts due to inter-companies (1)	465,151	469,183	73,625
Current portion of operating lease liabilities	2,372	2,565	403
Deferred government grant	—	—	—

Total current liabilities	808,468	793,698	124,549

Non-current liabilities:
Non-current portion of operating lease liabilities	3,470	905	142
Deferred government grant	14,350	14,350	2,252
Other noncurrent liabilities	9,210	—	—

Total non-current liabilities	27,030	15,255	2,394

Total liabilities	835,498	808,953	126,943

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.

	For the Years Ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000	US$’000
Net revenues
-Third party customers	287,653	243,224	63,038	9,892
-Inter-companies	532,766	30,670	16,082	2,523
Net profit/(loss)	60,994	9,718	(26,087)	(4,094)